CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents		$ 17,514	$ 21,433
Short-term bank deposits		470	964
Accounts receivable, net		25,744	21,572
Other current assets and prepaid expenses		2,363	1,687
Inventory, net	[1]	38,630	39,269
Total current assets		84,721	84,925
NON-CURRENT ASSETS:
Investment in affiliates		1,192	1,019
Funds in respect of employee rights upon retirement		2,779	2,660
Deferred income taxes		937	896
Intangible assets, net		1,045	1,179
Property, plant and equipment, net		21,321	21,298
Total non-current assets		27,274	27,052
Total assets		111,995	111,977
CURRENT LIABILITIES:
Accounts payable		9,348	8,406
Accrued expenses		8,331	9,836
Total current liabilities		17,679	18,242
NON CURRENT LIABILITIES:
Other long-term liabilities		146	151
Liability in respect of employee rights upon retirement		3,235	2,994
Deferred income taxes		2,361	1,938
Total non-current liabilities		5,742	5,083
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 11)
Total liabilities		23,421	23,325
EQUITY:
Ordinary shares of NIS 0.9 par value : Authorized: 10,000,000 shares at December 31, 2017 and 2016; Issued: 9,122,501 shares at December 31, 2017 and 9,102,917 shares at December 31, 2016; Outstanding: 8,848,028 shares at December 31, 2017 and 8,828,444 shares at December 31, 2016		2,802	2,797
Additional paid-in capital		65,073	64,760
Treasury shares, at cost, 274,473 shares at December 31, 2017 and 2016		(2,088)	(2,088)
Accumulated other comprehensive income (loss)		135	(73)
Retained earnings		22,652	23,256
Total shareholders' equity		88,574	88,652
Total liabilities and shareholders' equity		$ 111,995	$ 111,977

[1]	The total amount of Rotables included in the company inventory for the years ended December 31, 2017 and 2016 were $8,615 and $8,345, respectively.